Derivative Instruments - Summary of Credit Exposure Arising from Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Current replacement cost	$ 23,895	$ 21,431
Credit equivalent amount	32,724	26,212
Risk-weighted amount	14,885	9,266
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	2,692	5,593
Credit equivalent amount	7,488	5,588
Risk-weighted amount	2,588	554
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,688	5,592
Credit equivalent amount	7,296	5,418
Risk-weighted amount	2,583	549
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	4	1
Credit equivalent amount	192	170
Risk-weighted amount	5	5
Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,766	9,303
Credit equivalent amount	11,153	8,580
Risk-weighted amount	2,567	1,986
Credit derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	3	118
Credit equivalent amount	27	49
Risk-weighted amount	9	9
Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	952	3,617
Credit equivalent amount	8,425	6,390
Risk-weighted amount	1,121	651
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	270	1,958
Credit equivalent amount	4,832	2,259
Risk-weighted amount	1,018	535
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	682	1,659
Credit equivalent amount	3,593	4,131
Risk-weighted amount	103	116
Precious metal derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	55	206
Credit equivalent amount	503	79
Risk-weighted amount	122	24
Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	51	63
Credit equivalent amount	332	62
Risk-weighted amount	115	23
Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	4	143
Credit equivalent amount	171	17
Risk-weighted amount	7	1
Other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	768	2,594
Credit equivalent amount	5,128	5,526
Risk-weighted amount	1,243	1,582
Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	759	2,527
Credit equivalent amount	3,928	4,046
Risk-weighted amount	1,195	1,523
Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	9	67
Credit equivalent amount	1,200	1,480
Risk-weighted amount	48	59
Non trade exposure related to central counterparties [member]
Disclosure of financial assets [line items]
Risk-weighted amount	245	224
Common equity tier One CVA charge [member]
Disclosure of financial assets [line items]
Risk-weighted amount	6,990	4,236
Derivatives before netting [member]
Disclosure of financial assets [line items]
Current replacement cost	6,236	21,431
Credit equivalent amount	32,724	26,212
Risk-weighted amount	14,885	9,266
Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	13	113
Credit equivalent amount	69	39
Risk-weighted amount	9	2
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,658	5,376
Credit equivalent amount	7,140	5,359
Risk-weighted amount	2,507	539
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	739	6,030
Credit equivalent amount	3,546	4,528
Risk-weighted amount	687	886
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	17	103
Credit equivalent amount	87	20
Risk-weighted amount	67	8
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	84	240
Credit equivalent amount	471	259
Risk-weighted amount	143	83
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	943	3,033
Credit equivalent amount	7,136	3,793
Risk-weighted amount	1,737	1,017
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3	115
Credit equivalent amount	25	46
Risk-weighted amount	7	9
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		3
Credit equivalent amount	2	3
Risk-weighted amount	2
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	2,524	4,809
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,520	4,808
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	4	1
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,758	7,981
Held For Trading For Trading Purpose [member] | Credit derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	2	118
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	947	3,610
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	265	1,951
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	682	1,659
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	55	206
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	51	63
Held For Trading For Trading Purpose [member] | Precious metal derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	4	143
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	706	2,594
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	697	2,527
Held For Trading For Trading Purpose [member] | Other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	9	67
Held For Trading For Trading Purpose [member] | Derivatives before netting [member]
Disclosure of financial assets [line items]
Current replacement cost	5,992	19,318
Held For Trading For Trading Purpose [member] | Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		113
Held For Trading For Trading Purpose [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,503	4,603
Held For Trading For Trading Purpose [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	735	4,825
Held For Trading For Trading Purpose [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	17	92
Held For Trading For Trading Purpose [member] | Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	84	240
Held For Trading For Trading Purpose [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	939	2,916
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	115
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		3
Held for Asset Liability Management [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	168	784
Held for Asset Liability Management [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	168	784
Held for Asset Liability Management [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	8	1,322
Held for Asset Liability Management [member] | Credit derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1
Held for Asset Liability Management [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	5	7
Held for Asset Liability Management [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	5	7
Held for Asset Liability Management [member] | Other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	62
Held for Asset Liability Management [member] | Other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	62
Held for Asset Liability Management [member] | Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	13
Held for Asset Liability Management [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	155	773
Held for Asset Liability Management [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	4	1,205
Held for Asset Liability Management [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		11
Held for Asset Liability Management [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	4	117
Held for Asset Liability Management [member] | Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1
Held for hedging and held for trading for economic hedges [member] | Derivatives before netting [member]
Disclosure of financial assets [line items]
Current replacement cost	244	2,113
Derivatives effect of netting [member]
Disclosure of financial assets [line items]
Current replacement cost		(11,789)
Derivatives after effect of netting [member]
Disclosure of financial assets [line items]
Current replacement cost	9,323	9,642
Current replacement cost	$ 6,236	$ 9,642